DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		12 Months Ended
	Jun. 21, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued expenses and other liabilities			$ 29,000
Loss on disposition of business	$ (1,523,940)		(1,523,940)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposition of business	1,523,940
D.Jones Tailored Collection Ltd [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares) | shares	39,052
Percentage of membership interest transferred	100.00%
D Jones Tailored Collection Ltd [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for disposition of business			$ 200,000